Contents of Significant Accounts - Operating Revenues (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Revenue [abstract]
Sale of goods				$ 142,957,544
Royalty				6,817
Mask tooling				3,334,844
Others				2,985,501
Operating revenues	$ 148,201,641	$ 4,954,919	$ 151,252,571	$ 149,284,706